Intangible Assets (Schedule of total book value of intangible assets having defined and indefinite useful lives) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets having a defined useful life	$ 370	$ 294
Intangible assets having an indefinite useful life	585	575
Total intangible assets	$ 955	$ 869